Derivative Financial Instruments - Hedging Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Investment Hedging
Derivative Financial Instruments
Notional amount	$ 6,900	$ 6,200
Net Investment Hedging | Maximum
Derivative Financial Instruments
Average remaining maturity	1 year	1 year
Interest Rate Swap
Derivative Financial Instruments
Notional amount	$ 6,725	$ 6,725
Interest Rate Swap | Fair Value Hedging
Derivative Financial Instruments
Notional amount	$ 6,700	$ 6,700
Average remaining maturity	3 years 6 months	4 years 6 months
Foreign Currency Denominated Debt | Net Investment Hedging
Derivative Financial Instruments
Notional amount	$ 16,400	$ 14,000
Foreign Exchange Forward
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	(48)
Foreign Exchange Forward | Cash Flow Hedging
Derivative Financial Instruments
Notional amount	$ 10,800	9,700
Maximum length of time hedged	2 years
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ 4	$ 415
Foreign Exchange Forward | Cash Flow Hedging | Maximum
Derivative Financial Instruments
Average remaining maturity	1 year	1 year
Foreign exchange contracts
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (88)
Foreign exchange contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Financial Instruments
Notional amount	$ 6,400	$ 7,400
Foreign exchange contracts | Not Designated as Hedging Instrument, Economic Hedge | Maximum
Derivative Financial Instruments
Term of contract	1 year
Foreign exchange contracts | Cash Flow Hedging
Derivative Financial Instruments
Notional amount	$ 4,800	5,000
Maximum length of time hedged	5 years
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ (48)	84
Equity contracts hedging employee compensation obligations | Not Designated as Hedging Instrument, Economic Hedge
Derivative Financial Instruments
Notional amount	$ 1,500	$ 1,500